Cash and bank balances (Tables)	6 Months Ended
Jun. 30, 2022
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Summary of cash and cash equivalents
For the purpose of the cash flow statement, cash and cash equivalents comprise the following:

	(Unaudited) At 30 June 2022	(Audited) At 31 December 2021
	USD	USD
Cash in hand	21,452	3,410
Cash at banks	19,293,456	9,534,704
Bank overdraft	(10,528)	(8,391)

	19,304,380	9,529,723